Effects of changes in currency exchange rate (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	$ 1,234,246,107	$ 1,175,706,699
Non-current lease liabilities	34,061,739	31,306,552
Trade and other non-current payables	88,596	20,945
Other non- current provisions	217,572	379,958
Deferred tax liabilities	86,356,895	112,699,828
Provisions for employee benefits	39,586,368	41,843,524
Others non-financial liabilities	3,987,705	0
Total non-current liabilities	1,399,081,065	1,361,957,506
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	130,645,698	82,300,140
Non-current lease liabilities	9,302,901	9,122,405
Trade and other non-current payables	88,596	17,079
Accounts payable to related companies	536,083	0
Other non- current provisions	0	0
Deferred tax liabilities	31,622,865	32,506,320
Provisions for employee benefits	738,964	813,533
Others non-financial liabilities	996,926	0
Total non-current liabilities	173,932,033	124,759,477
Later than one year and not later than three years [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	14,665,317	13,219,467
Non-current lease liabilities	0	30,814
Trade and other non-current payables	79,135	0
Accounts payable to related companies	536,083	0
Deferred tax liabilities	28,922,360	22,270,362
Provisions for employee benefits	0	0
Others non-financial liabilities	996,926	0
Total non-current liabilities	45,199,821	35,520,643
Later than one year and not later than three years [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	111,452,973	66,687,314
Non-current lease liabilities	8,168,512	7,855,470
Trade and other non-current payables	9,461	17,079
Total non-current liabilities	119,630,946	74,559,863
Later than one year and not later than three years [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	0	0
Non-current lease liabilities	797,652	966,569
Total non-current liabilities	797,652	966,569
Later than one year and not later than three years [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	4,527,408	2,393,359
Deferred tax liabilities	0	0
Provisions for employee benefits	738,964	813,533
Total non-current liabilities	5,266,372	3,206,892
Later than one year and not later than three years [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	260,266	132,171
Other non- current provisions	0	0
Deferred tax liabilities	2,692,555	10,228,262
Provisions for employee benefits	0	0
Total non-current liabilities	2,952,821	10,360,433
Later than one year and not later than three years [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	76,471	137,381
Other non- current provisions	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	76,471	137,381
Later than one year and not later than three years [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	7,950	7,696
Total non-current liabilities	7,950	7,696
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	172,465,574	176,446,792
Non-current lease liabilities	4,340,104	3,144,217
Trade and other non-current payables	0	3,866
Accounts payable to related companies	0	0
Other non- current provisions	193,900	181,075
Deferred tax liabilities	10,650,020	13,742,576
Provisions for employee benefits	0	0
Others non-financial liabilities	996,926	0
Total non-current liabilities	188,646,524	193,518,526
Later than three years and not later than five years [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	153,022,502	66,973,453
Non-current lease liabilities	0	0
Trade and other non-current payables	0	0
Accounts payable to related companies	0	0
Deferred tax liabilities	8,077,467	6,918,604
Provisions for employee benefits	0	0
Others non-financial liabilities	996,926	0
Total non-current liabilities	162,096,895	73,892,057
Later than three years and not later than five years [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	14,513,423	105,742,207
Non-current lease liabilities	3,925,739	2,921,501
Trade and other non-current payables	0	3,866
Total non-current liabilities	18,439,162	108,667,574
Later than three years and not later than five years [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	0	0
Non-current lease liabilities	325,315	203,634
Total non-current liabilities	325,315	203,634
Later than three years and not later than five years [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	4,929,649	3,731,132
Deferred tax liabilities	0	0
Provisions for employee benefits	0	0
Total non-current liabilities	4,929,649	3,731,132
Later than three years and not later than five years [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	89,050	0
Other non- current provisions	26,226	181,075
Deferred tax liabilities	2,567,253	6,818,841
Provisions for employee benefits	0	0
Total non-current liabilities	2,682,529	6,999,916
Later than three years and not later than five years [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	0	19,082
Other non- current provisions	167,674	0
Deferred tax liabilities	0	0
Total non-current liabilities	167,674	19,082
Later than three years and not later than five years [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	5,300	5,131
Total non-current liabilities	5,300	5,131
Later than five years [member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	931,134,835	916,959,767
Non-current lease liabilities	20,418,734	19,039,930
Trade and other non-current payables	0	0
Accounts payable to related companies	0	0
Other non- current provisions	23,672	198,883
Deferred tax liabilities	44,084,010	66,450,932
Provisions for employee benefits	38,847,404	41,029,991
Others non-financial liabilities	1,993,853	0
Total non-current liabilities	1,036,502,508	1,043,679,503
Later than five years [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Trade and other non-current payables	0	0
Accounts payable to related companies	0	0
Deferred tax liabilities	28,562,262	29,173,594
Provisions for employee benefits	36,897,268	38,213,999
Others non-financial liabilities	1,993,853	0
Total non-current liabilities	67,453,383	67,387,593
Later than five years [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	404,617,370	402,430,310
Non-current lease liabilities	19,363,752	18,164,271
Trade and other non-current payables	0	0
Total non-current liabilities	423,981,122	420,594,581
Later than five years [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	520,409,088	506,983,975
Non-current lease liabilities	1,011,076	875,659
Total non-current liabilities	521,420,164	507,859,634
Later than five years [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	6,108,377	7,545,482
Deferred tax liabilities	1,759,649	1,716,999
Provisions for employee benefits	0	0
Total non-current liabilities	7,868,026	9,262,481
Later than five years [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	43,906	0
Other non- current provisions	23,672	44,475
Deferred tax liabilities	12,338,003	34,184,711
Provisions for employee benefits	1,950,136	2,815,992
Total non-current liabilities	14,355,717	37,045,178
Later than five years [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	0	0
Other non- current provisions	0	154,408
Deferred tax liabilities	946,054	912,841
Total non-current liabilities	946,054	1,067,249
Later than five years [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	478,042	462,787
Total non-current liabilities	$ 478,042	$ 462,787